UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03159

Active Assets Money Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2007

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments - September 30, 2006 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATES	VALUE

	Commercial Paper (92.4%)
	Asset-Backed - Auto (4.1%)
$367,503	DaimlerChrysler Revolving Auto Conduit LLC Series I	5.29 - 5.32%	10/16/06 - 11/20/06	$366,013,312

	Banking (7.7%)
350,000	Bank of America Corp.	5.30 - 5.56	10/02/06 - 11/29/06	348,627,403
352,250	Citigroup Funding Inc.	5.28 - 5.50	10/13/06 - 12/21/06	350,343,768
				698,971,171
	Finance - Automotive (2.3%)
210,000	Toyota Motor Credit Corp.	5.30 - 5.44	12/26/06 - 03/12/07	206,609,831

	Finance - Consumer (5.1%)
363,425	American Express Credit Corp.	5.26 - 5.37	10/06/06 - 01/12/07	360,810,052
100,000	HSBC Finance Corp.	5.31	10/19/06	99,722,389
				460,532,441
	Financial Conglomerates (4.2%)
383,950	General Electric Capital Corp.	5.31 - 5.52	10/03/06 - 02/28/07	379,285,022

	Insurance (3.4%)
121,820	MetLife Funding Inc.	5.40	10/16/06 - 10/18/06	121,508,914
190,950	Prudential Funding LLC	5.28 - 5.30	10/19/06 - 11/13/06	190,227,863
				311,736,777
	International Banks (65.6%)
390,000	ANZ (DE) Inc.	5.17 - 5.43	10/05/06 - 12/06/06	387,393,042
229,175	Abbey National North America LLC	5.27 - 5.32	10/25/06 - 01/24/07	226,703,934
46,050	ABN AMRO N.A. Finance, Inc.	5.30	11/06/06	45,801,522
337,650	BNP Paribas Finance, Inc.	5.34 - 5.35	11/15/06 - 01/11/07	334,034,696
405,000	Barclays U.S. Funding Corp.	5.31 - 5.36	10/11/06 - 01/16/07	402,033,597
346,100	CBA (Delaware) Finance, Inc.	5.30 - 5.33	10/31/06 - 11/24/06	343,629,600
404,375	Calyon North America, Inc.	5.26 - 5.37	10/02/06 - 01/05/07	401,347,322
300,000	Deutsche Bank Financial LLC	5.28 - 5.44	10/10/06 - 11/09/06	299,060,833
364,650	DnB NOR Bank ASA	5.31 - 5.34	11/20/06 - 02/01/07	359,897,604
198,550	Dexia Delaware LLC	5.29 - 5.32	10/04/06 - 10/20/06	198,115,959
300,000	Fortis Banque Luxembourg	5.28 - 5.34	10/23/06 - 11/15/06	298,354,083
239,425	HBOS Treasury Services plc	5.33 - 5.44	10/30/06 - 12/12/06	237,826,091
393,025	ING (U.S.) Funding LLC	5.28 - 5.54	10/06/06 - 12/26/06	389,774,893
395,725	Natexis Banques Populaires U.S. Finance Co. LLC	5.31 - 5.44	10/17/06 - 12/28/06	392,898,537
81,150	Nordea North America, Inc.	5.31	12/12/06	80,286,913
50,000	Royal Bank of Canada	5.41	10/06/06	49,955,417
252,900	Royal Bank of Scotland	5.30 - 5.35	01/04/07 - 01/31/07	248,678,007
215,000	Societe Generale N.A., Inc.	5.34 - 5.44	10/04/06 - 12/28/06	213,867,058
253,550	Svenska Handelsbanken Inc.	5.29 - 5.42	10/31/06 - 11/27/06	252,170,558
47,250	Swedbank	5.40	12/04/06	46,797,844
331,100	Swedbank Mortgage AB	5.30 - 5.43	10/18/06 - 12/21/06	328,530,205
386,700	UBS Finance (Delaware) LLC	5.28 - 5.29	10/13/06 - 11/03/06	385,247,686
				5,922,405,401

	Total Commercial Paper (Cost $8,345,553,955)			8,345,553,955

	Certificates of Deposit (6.1%)
350,000	First Tennessee Bank, N.A.	5.29 - 5.31	10/05/06 - 12/28/06	350,000,000
100,000	Norinchukin Bank	5.42	10/03/06	100,000,000

100,000	Washington Mutual Bank, FA	5.40	11/02/06	100,000,000

	Total Certificates of Deposit (Cost $550,000,000)			550,000,000

	U.S. Government Agencies (1.9%)
3,950	Federal National Mortgage Assoc.	5.45	12/20/06	3,902,896
168,800	Freddie Mac	5.12 - 5.26	10/05/06 - 12/27/06	167,782,303

	Total U.S. Government Agencies(Cost $171,685,199)			171,685,199

	Total Investments (Cost $9,067,239,154) (a)		100.4%	9,067,239,154

	Liabilities in Excess of Other Assets		(0.4)	(39,637,131)

	Net Assets		100.0%	$9,027,602,023

(a)           Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006